Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Deferred Tax Liabilities (Net) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 27,127	$ 289	₨ 24,481
Deferred Tax Assets [Abstract]
Deferred tax assets	10,319	110	7,073
Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax liabilities (net)	27,127	289	24,481
Deferred Tax Assets | Net Deferred Tax Liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	44,203	471	45,562
Deferred Tax Assets | Net Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets			14
Deferred Tax Assets | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Assets [Abstract]
Deferred tax assets	2	0	9
Deferred Tax Assets | Net Deferred Tax Liabilities | Provision for decommissioning costs
Deferred Tax Assets [Abstract]
Deferred tax assets	1,635	17	1,685
Deferred Tax Assets | Net Deferred Tax Liabilities | Expected credit losses
Deferred Tax Assets [Abstract]
Deferred tax assets	304	3	399
Deferred Tax Assets | Net Deferred Tax Liabilities | Losses and unabsorbed depreciation available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets	37,244	397	39,487
Deferred Tax Assets | Net Deferred Tax Liabilities | Unused tax credit (Minimum alternate tax)
Deferred Tax Assets [Abstract]
Deferred tax assets	3,395	36	2,722
Deferred Tax Assets | Net Deferred Tax Liabilities | Lease Liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets	1,025	11	737
Deferred Tax Assets | Net Deferred Tax Liabilities | Government grant (viability gap funding)
Deferred Tax Assets [Abstract]
Deferred tax assets	334	4	355
Deferred Tax Assets | Net Deferred Tax Liabilities | Others
Deferred Tax Assets [Abstract]
Deferred tax assets	264	3	154
Deferred Tax Liabilities | Net Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	71,330	760	70,043
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Compound financial instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	430	5	195
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	637	7	797
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	69,084	736	68,256
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Unamortized ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	141	1	168
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	880	9	561
Deferred Tax Liabilities | Net Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 158	$ 2	₨ 66